[Invesco Aim logo appears here]
--service mark--
Invesco Aim Advisors, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, Tx 77046-1173

713 626 1919
www.invescoaim.com

December 4, 2008

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:  AIM Treasurer's Series Trust
     CIK No. 0000828806

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Treasurer's Series Trust (the "Fund") that the Prospectuses and Statement of Additional Information relating to the Investor Class and Institutional Class shares, as applicable, shares of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 44 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 44 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on December 3, 2009.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

Very truly yours,


/s/ Stephen Rimes
Stephen Rimes
Counsel